Other Financial Statement Information - Summary Of Property And Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 26,548	$ 21,532
Less: accumulated depreciation		(10,616)	(6,432)
Property and equipment, net	$ 15,831	15,932	15,100
Machinery and warehouse equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		7,252	7,133
Internally developed software
Property, Plant and Equipment [Line Items]
Total property and equipment		12,593	8,044
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		3,330	2,880
Leasehold improvements hold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		2,164	1,763
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment		1,184	1,241
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 25	$ 471